Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Leases Disclosure [Line Items]
Facilities leased under non-cancellable operating leases term range, minimum	5
Facilities leased under non-cancellable operating leases term range, maximum	15
Facilities leased under non-cancellable operating leases renewal option range, minimum	5
Facilities leased under non-cancellable operating leases renewal option range, maximum	10
Rent expense under all operating leases	$ 296,051	$ 266,849	$ 248,154
Net book value of property and equipment under capital leases	$ 41,514	$ 7,579